Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 468,554		$ 1,044
Restricted cash, including consolidated variable interest entities of $39,898 and $2,139 in 2014 and 2013, respectively	70,545		62,321
Accounts receivable, including consolidated variable interest entities of $16,921 and $0 in 2014 and 2013, respectively	31,986		1,505
Deferred income taxes	0		128
Value-added tax (VAT) receivable	0		38,281
Due from SunEdison and affiliates, net	0		0
Prepaid expenses and other current assets	22,620		3,079
Total current assets	593,705		106,358
Property and equipment, net, including consolidated variable interest entities of $1,466,223 and $26,006 in 2014 and 2013, respectively	2,554,904		407,356
Intangible assets, net, including consolidated variable interest entities of $259,004 and $0 in 2014 and 2013, respectively	361,673		22,600
Deferred financing costs, net	42,113		12,397
Restricted cash	10,455		7,401
Deferred income taxes	4,606		0
Other assets, including consolidated variable interest entities of $16,658 and $0 in 2014 and 2013, respectively	18,964		10,765
Total assets	3,586,420	[1]	566,877	[1]
Current liabilities:
Current portion of long-term debt and financing lease obligations, including consolidated variable interest entities of $20,907 and $587 in 2014 and 2013, respectively	84,104		36,682
Current portion of capital lease obligations	0		773
Accounts payable, accrued expenses and other current liabilities, including consolidated variable interest entities of $27,284 and $0 in 2014 and 2013, respectively	82,605		8,688
Deferred revenue, including consolidated variable interest entities of $12,941 of $0 in 2014 and 2013, respectively	21,989		428
Due to SunEdison and affiliates, net	153,052		82,051
Total current liabilities	341,750		128,622
Other liabilities:
Long-term debt and financing lease obligations, less current portion, including consolidated variable interest entities of $620,853 and $8,683 in 2014 and 2013, respectively	1,568,517		371,427
Long-term capital lease obligations, less current portion	0		28,398
Deferred revenue, including consolidated variable interest entities of $51,943 and $0 in 2014 and 2013, respectively	52,081		5,376
Deferred income taxes	7,702		6,600
Asset retirement obligations, including consolidated variable interest entities of $32,181 and $1,627 in 2014 and 2013, respectively	76,111		11,002
Total liabilities	2,046,161		551,425
Redeemable non-controlling interests	24,338		0
Stockholders' equity:
Net SunEdison investment	0		2,674
Preferred stock	0		0
Additional paid-in capital	497,556		0
Accumulated deficit	(25,617)		0
Accumulated other comprehensive loss	(1,637)		0
Total TerraForm Power stockholders' equity	471,392		2,674
Non-controlling interests	1,044,529		12,778
Total stockholders' equity	1,515,921		15,452
Total liabilities and stockholders' equity	3,586,420		566,877
Class A Common Stock
Stockholders' equity:
Common Stock	387		0
Common Class B
Stockholders' equity:
Common Stock	645		0
Common Class B1
Stockholders' equity:
Common Stock	$ 58		$ 0

[1]	Corporate assets include cash and cash equivalents; other current assets; deferred financing costs, net and other assets.